Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31
	2014	2015
Cost:

Computer, peripheral equipment and software	$1,067	$1,421
Office furniture and equipment	628	842
Machinery and equipment	4,587	5,996
Leasehold improvements	1,764	2,311

	8,046	10,570

Accumulated depreciation and amortization	(4,386)	(5,792)

Property and equipment, net	$3,660	$4,778

Depreciation expenses for the years ended December 31, 2013, 2014 and 2015 were $1,071, $1,226 and $1,560 respectively.

During the year ended December 2013, 2014 and 2015 the Company recorded a reduction of $140, $168 and $166, respectively to the cost and accumulated depreciation of fully depreciated equipment no longer used.